Information by Segment - Summary of Segment Disclosure for Company's Consolidated Operations (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 194,804	$ 183,615	$ 194,471
Gross profit	88,598	82,811	87,507
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	22,852	16,077	18,409
Depreciation and amortization	9,834	10,608	10,642
Non-cash items other than depreciation and amortization	1,613	1,494	1,083
Equity in earnings profit (loss) of associated companies and joint ventures	88	(281)	(131)
Total assets	271,567	263,066	257,839
Investments in associate companies and joint ventures	7,494	7,623	9,751
Total liabilities	143,995	140,609	128,154
Capital expenditures, net	13,865	10,354	11,465
Operating Segments
Disclosure of operating segments [line items]
Revenues	194,804	183,615	194,471
Eliminations
Disclosure of operating segments [line items]
Revenues	5,428	5,016	5,688
Mexico and Central America Segment
Disclosure of operating segments [line items]
Gross profit	57,366	52,906	52,384
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	15,792	14,751	10,349
Depreciation and amortization	5,988	6,471	6,380
Non-cash items other than depreciation and amortization	1,052	979	878
Equity in earnings profit (loss) of associated companies and joint ventures	141	(95)	(177)
Total assets	170,543	165,887	147,374
Investments in associate companies and joint ventures	5,991	5,804	6,198
Total liabilities	115,738	113,727	95,694
Capital expenditures, net	9,800	6,764	667
Mexico and Central America Segment | Operating Segments
Disclosure of operating segments [line items]
Revenues	115,794	106,783	109,249
Mexico and Central America Segment | Eliminations
Disclosure of operating segments [line items]
Revenues	5,415	4,998	5,673
South America Segment
Disclosure of operating segments [line items]
Gross profit	31,232	29,905	35,123
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	7,060	1,326	8,060
Depreciation and amortization	3,846	4,137	4,262
Non-cash items other than depreciation and amortization	561	515	205
Equity in earnings profit (loss) of associated companies and joint ventures	(53)	(186)	46
Total assets	101,024	97,179	110,465
Investments in associate companies and joint ventures	1,503	1,819	3,553
Total liabilities	28,257	26,882	32,460
Capital expenditures, net	4,064	3,590	4,788
South America Segment | Operating Segments
Disclosure of operating segments [line items]
Revenues	79,010	76,832	85,222
South America Segment | Eliminations
Disclosure of operating segments [line items]
Revenues	$ 13	$ 18	$ 15